Segment Information - Schedule of Adjusted EBITDA (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 1,657,474	$ 1,271,627	$ 1,113,891
Depreciation, amortization and accretion expense	(843,510)	(528,929)	(484,129)
Stock-based compensation expense	(156,148)	(133,633)	(117,990)
Acquisitions costs	(64,195)	(41,723)	(2,506)
Impairment charges	(7,698)	0	0
Gain on asset sales	32,816	0	0
Income from operations	618,739	567,342	509,266
Americas
Segment Reporting Information [Line Items]
Adjusted EBITDA	787,311	698,604	635,007
EMEA
Segment Reporting Information [Line Items]
Adjusted EBITDA	494,263	318,561	269,222
Asia-Pacific
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 375,900	$ 254,462	$ 209,662